Condensed Consolidated Balance Sheets (Unaudited)		Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Current assets
Cash and cash equivalents		$ 6,265,098	¥ 43,216,643	¥ 62,247,145
Restricted cash		87	600	600
Accounts receivable (net of allowance of RMB641,101 and RMB738,023 as of September 30,2024 and March 31, 2025, respectively)		1,178,646	8,130,297	14,723,857
Unbilled receivables-current (net of allowance of RMB4,267,547 and RMB5,457,002 as of September 30,2025 and March 31, 2026, respectively)		44,055,346	303,893,778	242,066,085
Contract assets- current (net of allowance of RMB nil and RMB nil as of September 30, 2025 and March 31, 2026, respectively)		217,184	1,498,137	2,466,827
Other receivables (net of allowance of RMB2,630 and nil as of September 30, 2024 and March 31, 2025, respectively)		3,513,192	24,234,001	801,734
Amounts due from related parties		160,327	1,105,933	3,486,135
Prepaid expenses and other current assets		610,635	4,212,170	1,966,812
Total current assets		56,000,515	386,291,559	327,759,195
Non-current assets
Property, plant and equipment, net		23,399	161,404	83,125
Deferred tax assets		179,847	1,240,584	1,044,349
Operating lease right-of-use assets		33,266	229,471	280,398
Contract assets- non-current, net		1,594,074	10,995,921	10,955,098
Total non-current assets		1,830,586	12,627,380	12,362,970
TOTAL ASSETS		57,831,101	398,918,939	340,122,165
Current liabilities
Short-term borrowing		1,449,696	10,000,000	10,000,000
Accounts payable		2,285,756	15,767,146	21,797,667
Contract liabilities		245,287	1,691,990	844,757
Accrued expenses and other current liabilities		39,872,336	275,039,372	221,848,274
Amounts due to related parties		499,266	3,443,940	5,244,067
Income tax payable		1,797,462	12,398,896	10,312,947
Operating lease liabilities, current portion		14,575	100,540	99,065
Total current liabilities		46,164,378	318,441,884	270,146,777
Non-current liabilities:
Operating lease liabilities, non current		16,563	114,254	164,896
Total non-current liabilities		16,563	114,254	164,896
TOTAL LIABILITIES		46,180,941	318,556,138	270,311,673
SHAREHOLDERS’ EQUITY
Stock Subscription Receivable		(2,065)	(14,246)	(14,246)
Ordinary shares subscribed (US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and March 31, 2025; 20,011,132 shares issued and outstanding as of September 30, 2024 and March 31, 20251)	[1]	2,214	15,269	15,269
Additional paid in capital		3,810,006	26,281,420	26,281,420
Statutory reserve		1,021,884	7,048,957	5,883,035
Retained earnings		6,978,604	48,138,412	37,645,105
Accumulated other comprehensive income		(160,483)	(1,107,011)	(91)
TOTAL SHAREHOLDERS' EQUITY		11,650,160	80,362,801	69,810,492
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 57,831,101	¥ 398,918,939	¥ 340,122,165

[1]	Giving retroactive effect to Reorganization transactions.